Cost of sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost of sales
Schedule of cost of sales

	2025	2024(a)	2023(a)
	$'m	$'m	$'m

Power generation	337.0	343.4	392.4
Depreciation (note 14)	188.7	186.9	265.7
Tower repairs and maintenance	50.4	45.0	88.5
Amortization (note 15)	19.9	20.6	26.0
Staff costs (note 8.2)	26.3	24.9	32.8
Security services	21.0	17.3	42.5
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(b)	2.3	9.8	82.4
Regulatory fees	26.6	8.1	37.5
Short-term rental	3.8	10.3	9.4
Travel costs	7.9	5.6	9.6
Insurance	3.1	3.9	4.0
Impairment of assets held for sale (note 14)	-	2.9	-
Short-term other rent	1.4	1.6	2.0
Professional fees	1.3	1.9	2.6
Vehicle maintenance and repairs	1.8	1.8	2.2
Other(c)	13.9	49.6	39.0
	705.4	733.6	1,036.6
(a)	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information.
(b)	The impairment in the year ended December 31, 2023, includes $71.0 million from power equipment assets in the SSA segment being classified as assets held for sale and remeasured at fair value less cost to sell. In May 2024, the sale of these assets was concluded and an additional impairment of $2.6 million was recognized due to certain warranty claims received.
(c)	Included in Other for the year ended December 31, 2024 is $30.7 million of foreign exchange losses (2023: $31.1 million).